Property, plant, and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of movements in property, plant and equipment

		Consolidated
	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance at December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938
Additions (i)		-	-	-	-	-	19	-	2,430	2,449
Disposals		(8)	(8)	(5)	-	(5)	-	(1)	(53)	(80)
Assets retirement obligation	24(b)	-	-	-	99	-	-	-	-	99
Depreciation, depletion and amortization		(224)	(250)	(364)	(241)	(81)	(91)	(163)	-	(1,414)
Translation adjustment		607	608	229	302	198	31	153	546	2,674
Transfers		772	586	371	46	47	-	166	(1,988)	-
Balance at June 30, 2023		10,060	8,978	5,215	7,318	2,634	1,414	2,787	10,260	48,666
Cost		17,700	14,330	12,418	16,285	4,455	2,196	5,903	10,260	83,547
Accumulated depreciation		(7,640)	(5,352)	(7,203)	(8,967)	(1,821)	(782)	(3,116)	-	(34,881)
Balance at June 30, 2023		10,060	8,978	5,215	7,318	2,634	1,414	2,787	10,260	48,666

Balance at December 31, 2021		8,137	7,232	4,743	7,742	2,334	1,537	2,484	7,722	41,931
Additions (i)		-	-	-	-	-	29	-	2,343	2,372
Disposals		(14)	(8)	(4)	-	(5)	-	(1)	(45)	(77)
Assets retirement obligation	24(b)	-	-	-	(1,077)	-	-	-	-	(1,077)
Depreciation, depletion and amortization		(205)	(245)	(351)	(236)	(82)	(94)	(147)	-	(1,360)
Impairment reversal		56	34	64	39	-	-	21	-	214
Transfer to asset held for sale - Midwestern System		(56)	(34)	(64)	(39)	-	-	(21)	-	(214)
Translation adjustment		348	370	128	75	151	26	78	201	1,377
Transfers		240	297	303	347	73	-	207	(1,467)	-
Balance at June 30, 2022		8,506	7,646	4,819	6,851	2,471	1,498	2,621	8,754	43,166
Cost		15,612	12,369	11,291	16,317	4,021	2,062	5,802	8,754	76,228
Accumulated depreciation		(7,106)	(4,723)	(6,472)	(9,466)	(1,550)	(564)	(3,181)	-	(33,062)
Balance at June 30, 2022		8,506	7,646	4,819	6,851	2,471	1,498	2,621	8,754	43,166

(i)	Includes capitalized interest.

Schedule of right of use assets (lease)

	December 31, 2022	Additions and contract modifications	Depreciation	Translation adjustment	June 30, 2023
Ports	657	-	(27)	6	636
Vessels	453	5	(21)	-	437
Pelletizing plants	204	12	(25)	17	208
Properties	87	-	(13)	7	81
Energy plants	39	-	(3)	1	37
Mining equipment	15	2	(2)	-	15
Total	1,455	19	(91)	31	1,414